Summary of Significant Accounting Policies (as restated, see Note 10) (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of restricted investments held by the fund

Investments	Initial Acquisition Date	Cost	Fair Value	% of Total Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$480,868	0.91%
Axiom Space, Inc. Series C Preferred Stock	1/18/2023	1,499,929	1,499,929	2.85%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.91%
Boom Technology, Inc.	2/18/2022	2,000,000	2,450,000	4.66%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	882,700	1.68%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.37%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	994,125	1.89%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	3.03%
Discord, Inc.	3/1/2022	724,942	293,975	0.56%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	360,525	0.69%
DXYZ OAI I LLC	12/18/2023	2,010,008	2,000,008	3.80%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	13,108,094	24.91%
Flexport, Inc.	3/29/2022	520,000	97,500	0.19%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,394,712	2.65%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	284,900	0.54%
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	2,122,938	4.03%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	265,200	0.49%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.42%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	422,185	0.80%
Klarna Bank AB	3/16/2022	4,657,660	615,400	1.17%
Maplebear, Inc.	9/27/2023	6,419,399	1,036,928	1.98%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	4,415,413	8.39%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,141,618	4.07%

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	$1,659,996	$1,447,389	2.75%
Public Holdings, Inc.	7/22/2021	999,990	777,770	1.48%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	1,804,000	3.43%
Rhenium Bolt 2021, LLC (invested in Bolt Financial, Inc., Series C Preferred Stock)	3/8/2022	2,000,020	149,265	0.28%
SuperHuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.99%
Total Investments		$82,484,413	$48,373,804	91.92%